Financial assets and liabilities (Details 1) $ in Thousands	Dec. 31, 2024 ARS ($)
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 354,449,512
Trade receivables [member] | To Due [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	349,277,219
Trade receivables [member] | Not Later Than Ninety Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	4,866,087
Trade receivables [member] | Later Than Ninety Days And Not Later Than One Hundred And Eighty Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	147,550
Trade receivables [member] | Later Than One Hundred And Eighty Days And Not Later Than Two Hundred And Seventy Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	127,719
Trade receivables [member] | Later Than Two Hundred And Seventy Days And Not Later Than Three Hundred And Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	666
Trade receivables [member] | Later Than Three Hundred And Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	30,271
Trade Receivables One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	687,866,964
Trade Receivables One [Member] | To Due [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	654,528,215
Trade Receivables One [Member] | Not Later Than Ninety Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	33,110,182
Trade Receivables One [Member] | Later Than Ninety Days And Not Later Than One Hundred And Eighty Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	157,171
Trade Receivables One [Member] | Later Than One Hundred And Eighty Days And Not Later Than Two Hundred And Seventy Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	39,300
Trade Receivables One [Member] | Later Than Two Hundred And Seventy Days And Not Later Than Three Hundred And Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	22,939
Trade Receivables One [Member] | Later Than Three Hundred And Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 9,157